Acquisitions and Dispositions - Additional Information 1 (Detail) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended					1 Months Ended				1 Months Ended	6 Months Ended	1 Months Ended
	Jun. 27, 2013 Property	Dec. 31, 2012 Property	Jun. 30, 2013 Property	Jun. 30, 2013 Property	Jun. 14, 2013	Dec. 31, 2011 Property	Jun. 14, 2013 Class A Common Shares [Member]	Jun. 30, 2013 Class A Units [Member]	Jun. 14, 2013 RJ1 [Member]	Sep. 20, 2012 RJ1 [Member] Property	Sep. 20, 2012 RJ1 [Member] Class A Common Shares [Member]	Sep. 20, 2012 RJ1 [Member] Class B Common Shares [Member]	Jun. 14, 2013 RJ LLC [Member] Property	Jun. 30, 2013 RJ LLC [Member]	Jun. 14, 2013 RJ LLC [Member] Class A Common Shares [Member]	Dec. 31, 2012 RJ LLC [Member] Class B Common Shares [Member]	Mar. 15, 2013 RJ2 [Member] Property	Mar. 15, 2013 RJ2 [Member] Class A Common Shares [Member]	Mar. 15, 2013 RJ2 [Member] Class B Common Shares [Member]
Acquisitions And Dispositions [Line Items]
Initial capital contribution of single-family properties		3,644	18,326	18,326		33				177			377				214
Acquisition percentage										100.00%	67.00%	33.00%	100.00%				100.00%	67.00%	33.00%
Preferred Units issued					653,492											653,492
Percentage of promoted interest distributions made from RJ1 to RJ LLC		20.00%
Preferred Units outstanding													653,492
Preferred Units converted into Class A units															653,492
Additional common stock issued							705,167								705,167
Fair value of Preferred Units redeemed														$ 10,456,000	$ 11,283,000
Basis for conversion
Operating Partnership loan									7,600,000
Gain on remeasurement of equity method investment				10,945,000									10,900,000
Redemption of Preferred Units														653,492
Carrying value of Preferred Units redeemed								0
Number of properties sold	38
Gross sales price of properties sold	8,900,000
Gain on disposition of assets	$ 904,000		$ 904,000	$ 904,000